Equity (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of authorized shares

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	24,180	1,165,952,497	1,165,976,677
Series B shares	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(17,423,777)	(17,423,777	)(1)
	24,180	1,148,528,720	1,148,552,900

(1) During the year ended December 31, 2025, a total of 3,292,121 forfeited shares have been included as part of treasury shares.

As of December 31, 2024, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	24,180	1,165,952,497	1,165,976,677
Series B shares	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(16,295,299)	(16,295,299	)(1)
	24,180	1,149,657,198	1,149,681,378

(1) During the year ended December 31, 2024, a total of 1,393,518 forfeited shares have been included as part of treasury shares.

Schedule of basic and diluted earnings (loss) per share

	As of December 31,
	2025		2024		2023
Net (loss) income for the year	US$	(103,872)	US$	126,375	US$	7,819
Weighted average number of shares outstanding (in thousands):
Basic		1,149,208		1,150,743		1,152,609
Diluted		1,149,208		1,165,859		1,165,451
(Loss) earnings per share:
Basic	US$	(0.090)	US$	0.110	US$	0.007
Diluted	US$	(0.090)	US$	0.108	US$	0.007